DERIVATIVES, Derivative Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Instrument	Dec. 31, 2015 USD ($)
Derivatives [Abstract]
Adjusted fair value of derivative asset	$ 1,905	$ 241
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Adjusted fair value of derivative asset	$ 1,900	$ 200
Designated Derivatives [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Quantity | Instrument	6
Swap contract notional amount	$ 127,411
Fair value of derivative asset	1,937
Credit risk adjustment	(32)
Accrued interest	(19)
Adjusted fair value of derivative asset	1,905
Gain recognized in accumulated comprehensive loss	1,463
Loss recognized into earnings	$ 252
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Quantity | Instrument	6
Swap contract notional amount	$ 127,411
Fair value of derivative asset	1,956
Credit risk adjustment	(32)
Adjusted fair value of derivative asset	1,924
Gain recognized in accumulated comprehensive loss	1,463
Loss recognized into earnings	$ 252
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Assets [Member] | Minimum [Member]
Derivatives [Abstract]
Maturity dates	Nov. 14, 2018
Hedge interest rates	0.90%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Assets [Member] | Maximum [Member]
Derivatives [Abstract]
Maturity dates	Feb. 15, 2022
Hedge interest rates	1.18%